Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Construction and Housing Portfolio	Apr. 29, 2024
Select Construction and Housing Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	30.84%
Past 5 years	23.05%
Past 10 years	14.59%
Select Construction and Housing Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	30.59%
Past 5 years	21.57%
Past 10 years	12.69%
Select Construction and Housing Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.44%
Past 5 years	18.37%
Past 10 years	11.38%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1504
Average Annual Return:
Past 1 year	30.90%
Past 5 years	20.39%
Past 10 years	14.78%